Fair Value of Financial Instruments - Valuation Assumptions (Details) - Roccor	Mar. 31, 2022	Oct. 28, 2020
Risk-free interest rate
Business Acquisition [Line Items]
Measurement input	0.001	0.001
Revenue discount rate
Business Acquisition [Line Items]
Measurement input	0.070	0.070
Revenue volatility
Business Acquisition [Line Items]
Measurement input	0.300	0.300
Earnout payment discount rate
Business Acquisition [Line Items]
Measurement input	0.040	0.040